Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
The Company has various agreements in place with related parties. Below are details of related party transactions that occurred during the years ended December 31, 2017, 2018 and 2019.
Tregaron:
The Company has contracts with Tregaron India Holdings, LLC and its affiliates, including Diya Systems (Mangalore) Private Limited, Glowtouch Technologies Pvt. Ltd. and Touchweb Designs, LLC, (collectively, “Tregaron”), for outsourced services, including email- and chat-based customer and technical support, network monitoring, engineering and development support, web design and web building services, and an office space lease. As of December 31, 2017 and 2018, these entities were owned directly or indirectly by family members of the Company’s former chief executive officer, who was also a holder of more than 5.0% of the Company's capital stock during fiscal year 2017 and the majority of fiscal year 2018. During the last quarter of fiscal year 2018, the former chief executive officer divested shares of the Company's capital stock, reducing his ownership to under 5%. As a result, Tregaron is not a related party as of January 1, 2019 and, therefore, no related party transactions are reported with Tregaron for the year ended December 31, 2019.
The following table presents amounts of related party transactions recorded in the consolidated statements of operations and comprehensive income (loss) for years presented relating to services provided by Tregaron and its affiliates under these agreements for the periods in 2017 and 2018, during which Treragon was a related party:

	For the Year Ended December 31,
	2017	2018	2019
	(in thousands)
Cost of revenue	$12,100	$14,255	$—
Sales and marketing	1,200	755	—
Engineering and development	1,300	1,260	—
General and administrative	200	115	—
Total related party transaction expense	$14,800	$16,385	$—

As of December 31, 2018, approximately $2.4 million was included in accounts payable and accrued expenses relating to services provided by Tregaron.
Innovative Business Services, LLC and SiteLock, LLC:
The Company also has an agreement with SiteLock, LLC ("SiteLock"), a subsidiary of Innovative Business Services, LLC, which provides multi-layered third-party security and website performance applications that are sold by the Company. During the year ended December 31, 2019, a director of the Company continued to hold a material financial interest in IBS.
The Company records revenue on the sale of SiteLock products on a net basis, since the Company views SiteLock as the primary obligor to deliver these services. As a result, the revenue share paid by the Company to SiteLock is recorded as contra-revenue. Further, SiteLock pays the Company a fee on sales made by SiteLock directly to customers of the Company. The Company records these fees as revenue.
The following table presents the amounts of related party transactions recorded in the consolidated statements of operations and comprehensive income (loss) for the periods presented relating to the Company's agreement with SiteLock:

	For the Year Ended December 31,
	2017	2018	2019
	(in thousands)
Revenue	$(4,250)	$(5,450)	$(5,220)
Revenue (contra)	7,850	7,965	6,410
Total related party transaction impact to revenue	$3,600	$2,515	$1,190
Cost of revenue	675	640	590
Total related party transaction expense, net	$4,275	$3,155	$1,780

As of December 31, 2018 and 2019, approximately $0.2 million and $0.0 million, respectively, was included in prepaid expenses and other current assets relating to the Company’s agreement with SiteLock.
As of December 31, 2018 and 2019, approximately $0.6 million and $0.4 million, respectively was included in accounts payable and accrued expenses relating to the Company’s agreement with SiteLock.
As of December 31, 2018 and 2019, approximately $0.9 million and $0.3 million, respectively, was included in accounts receivable relating to the Company’s agreement with SiteLock.
Goldman, Sachs & Co.:
Goldman Sachs Lending Partners LLC, a subsidiary of Goldman, was one of the joint bookrunners and joint lead arrangers for the refinancing of the Company's Term Loan in June 2018. In that capacity, Goldman Sachs Lending Partners LLC received an arrangement fee of $0.3 million and was reimbursed for an immaterial amount of expenses.